Income Taxes - Income Taxes Paid (Net of Refunds) (Details) $ in Thousands	12 Months Ended
Dec. 31, 2025 USD ($)
Income Tax Disclosure [Abstract]
Taiwan	$ 4
Income taxes paid (net of refunds)	$ 4